INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Accumulated depreciation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Accumulated as of the beginning of the year	$ (49,908,325)	$ (47,954,596)
Of the year	4,255,489	3,330,995	$ 2,593,964
Accumulated as of the end of the year	(67,853,835)	(49,908,325)	(47,954,596)
Office equipment
Property, plant and equipment
Accumulated as of the beginning of the year	(269,538)	(288,920)
Accumulated as of the end of the year	(263,892)	(269,538)	(288,920)
Vehicles
Property, plant and equipment
Accumulated as of the beginning of the year	(2,665,074)	(1,835,634)
Accumulated as of the end of the year	(2,032,853)	(2,665,074)	(1,835,634)
Equipment and computer software
Property, plant and equipment
Accumulated as of the beginning of the year	(231,676)	(67,105)
Accumulated as of the end of the year	(174,399)	(231,676)	(67,105)
Fixtures and fittings
Property, plant and equipment
Accumulated as of the beginning of the year	(3,546,919)	(2,967,431)
Accumulated as of the end of the year	(2,862,949)	(3,546,919)	(2,967,431)
Machinery and equipment
Property, plant and equipment
Accumulated as of the beginning of the year	(5,811,960)	(5,125,728)
Accumulated as of the end of the year	(14,463,756)	(5,811,960)	(5,125,728)
Land and buildings
Property, plant and equipment
Accumulated as of the beginning of the year	(34,240,384)	(35,674,513)
Accumulated as of the end of the year	(36,144,792)	(34,240,384)	(35,674,513)
Buildings in progress
Property, plant and equipment
Accumulated as of the beginning of the year	(3,142,774)	(1,995,265)
Accumulated as of the end of the year	(11,911,194)	(3,142,774)	(1,995,265)
Accumulated depreciation
Property, plant and equipment
Accumulated as of the beginning of the year	21,613,129	16,019,806	13,012,286
Disposals/ Transfers	(332,029)	(274,707)	(987,606)
Of the year	4,833,274	3,769,005	3,048,539
Foreign currency translation	75,033	3,667,799	1,286,502
Revaluation	(408,463)	(1,568,774)	(339,915)
Accumulated as of the end of the year	25,780,944	21,613,129	16,019,806
Accumulated depreciation | Office equipment
Property, plant and equipment
Accumulated as of the beginning of the year	638,466	473,905	391,602
Disposals/ Transfers	(3,715)		(3,265)
Of the year	67,711	55,420	45,174
Foreign currency translation	1,734	109,141	40,394
Accumulated as of the end of the year	704,196	638,466	473,905
Accumulated depreciation | Vehicles
Property, plant and equipment
Accumulated as of the beginning of the year	2,596,905	1,676,583	1,828,087
Disposals/ Transfers	(110,323)	(211,024)	(974,102)
Of the year	959,879	956,409	689,273
Foreign currency translation	13,005	174,937	133,325
Accumulated as of the end of the year	3,459,466	2,596,905	1,676,583
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
Accumulated as of the beginning of the year	693,673	525,021	433,231
Disposals/ Transfers	(44,301)	(58,667)
Of the year	141,839	136,708	50,949
Foreign currency translation	8,899	90,611	40,841
Accumulated as of the end of the year	800,110	693,673	525,021
Accumulated depreciation | Fixtures and fittings
Property, plant and equipment
Accumulated as of the beginning of the year	4,059,470	2,670,512	1,801,356
Of the year	737,816	728,528	683,537
Foreign currency translation	3,664	660,430	185,619
Accumulated as of the end of the year	4,800,950	4,059,470	2,670,512
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
Accumulated as of the beginning of the year	7,205,870	4,862,083	3,605,468
Disposals/ Transfers	(173,690)	(5,016)	(10,239)
Of the year	1,988,931	1,169,606	898,522
Foreign currency translation	28,180	1,179,197	368,332
Accumulated as of the end of the year	9,049,291	7,205,870	4,862,083
Accumulated depreciation | Land and buildings
Property, plant and equipment
Accumulated as of the beginning of the year	6,418,745	5,811,702	4,952,542
Of the year	937,098	722,334	681,084
Foreign currency translation	19,551	1,453,483	517,991
Revaluation	(408,463)	(1,568,774)	(339,915)
Accumulated as of the end of the year	$ 6,966,931	$ 6,418,745	$ 5,811,702